Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 59,392	$ 51,045	[1]
Gross fixed assets write down	29,665	31,619	[1]
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	1,100	700
Property and plant under capital lease arrangement, net book value	1,100	900
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	33,745	31,056	[1]
Gross fixed assets write down	$ 5,800	$ 9,700

[1]	Recast (refer to note 1)